Short-term loans (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Short term loans	$ 460,030	$ 206,070
China Construction Bank [Member]
Short term loans	460,030	0
Third party [Member]
Short term loans	$ 0	$ 206,070